Distribution of Profits - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Apr. 30, 2012	Feb. 28, 2012	Dec. 31, 2012	Dec. 31, 2011
Workers' Compensation Insurance and Reserves [Line Items]
Profit after taxation transferred to general reserve fund			10.00%
Maximum profit after taxation transferred to general reserve fund			50.00%
General reserve fund of PRC subsidiaries			$ 3,573,002	$ 1,590,077
Restricted share capital of PRC subsidiaries			59,715,031	30,476,898
Restricted net assets of PRC subsidiaries			63,288,033	32,066,975
Cash dividend declared		$ 0.28
Dividend distribution	7,856,908
American Depositary Shares
Workers' Compensation Insurance and Reserves [Line Items]
Cash dividend declared		$ 0.14
Variable Interest Entity, Primary Beneficiary
Workers' Compensation Insurance and Reserves [Line Items]
Restricted net assets of PRC subsidiaries			$ 17,620,580	$ 4,978,338